Stockholders' Equity - Series A Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		7 Months Ended
	May 31, 2019	May 31, 2016	Dec. 02, 2016	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Class of Stock [Line Items]
Issuance of Founder Shares to Sponsor (in shares)	7,187,500
Preferred stock, par value				$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock - Series A
Class of Stock [Line Items]
Preferred stock, par value			$ 0.00001
Price per share			$ 1.6323
Net proceeds from issuance			$ 6,000
Blade Urban Air Mobility [Member]
Class of Stock [Line Items]
Preferred stock, par value						$ 0.00001
Blade Urban Air Mobility [Member] | Preferred stock - Series A
Class of Stock [Line Items]
Issuance of Founder Shares to Sponsor (in shares)			3,675,785
Preferred stock, par value				$ 0.00001		$ 0.00001		$ 0.00001
Number of shares issued upon the conversion of convertible debt		3,058,732